Cash and cash equivalents	12 Months Ended
Oct. 31, 2021
Cash and cash equivalents [Abstract]
Cash and cash equivalents
16 Cash and cash equivalents

	October 31, 2021	October 31, 2020
	$m	$m
Cash at bank and in hand	355.9	374.3
Short-term bank deposits	202.5	362.9
Cash and cash equivalents	558.4	737.2

At October 31, 2021 and October 31, 2020, the carrying amount approximates to the fair value. The Group’s credit risk on cash and cash equivalents is limited as the counterparties are well established banks with generally high credit ratings. The credit quality of cash and cash equivalents is as follows:

	October 31, 2021	October 31, 2020
	$m	$m
S&P/Moody’s/Fitch rating:
AAA	184.8	358.4
AA-	2.8	27.2
A+	348.6	318.6
A	11.6	9.9
A-	2.6	9.1
BBB+ to C-	8.0	14.0
	558.4	737.2

Where the opinions of the rating agencies differ, the lowest applicable rating has been assigned to the counterparty.